Label	Element	Value
BNY Mellon Diversified Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	November 7, 2019 BNY MELLON INVESTMENT FUNDS I BNY Mellon Diversified Emerging Markets Fund Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Diversified Emerging Markets Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information supplements and supersedes any contrary information contained in each fund's summary prospectus and prospectus.

Effective on or about December 13, 2019, the fund will no longer assess a redemption fee on redemptions or exchanges of fund shares. The fund reserves the right to reimpose a redemption fee in the future, upon appropriate notice.